Ordinary dividends	12 Months Ended
Dec. 31, 2019
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Ordinary dividends
8. Ordinary dividends

Amounts recognised as distributions to equity holders in the year:

	2019	2018	2017	2019	2018	2017
Per share	Pence per share			£m	£m	£m
2018 Final dividend	37.30p	37.30p	37.05p	466.4	464.6	467.2
2019 Interim dividend	22.70p	22.70p	22.70p	284.1	282.8	284.3
	60.00p	60.00p	59.75p	750.5	747.4	751.5

Given the significant uncertainty over the coming months, we are taking prudent action now to maintain our liquidity and ensure that we emerge from this global crisis strong, secure, and ready to meet the continuing needs of our clients, shareholders and other stakeholders. Therefore, the Board is suspending the 2019 final dividend of 37.3 pence per share, which was due to be proposed at the 2020 AGM.

The payment of dividends will not have any tax consequences for the Group.